UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

FRANK VALUE FUND

December 31, 2005

FRANK VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
2.48%
Cash Equivalents
7.02%
Conglomerates
3.12%
Consumer Goods
12.15%
Financial
29.99%
Healthcare
0.75%
Industrial Goods
2.01%
Services
15.68%
Technology
26.80%

Frank Value Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS - 90.02%

Accident & Health Insurance - 2.86%
422	Conseco, Inc. *	$ 9,778

Blank Checks - 1.57%
980	Rand Acquistion Corp. *	5,390

Cable and Other Pay Television Services - 2.00%
157	Liberty Global International, Inc. *	3,533
157	Liberty Global International, Inc. Series C *	3,328
		6,861
Communications Equipment, NEC - 1.54%
653	Utstarcom, Inc. *	5,263

Electronic Components & Accessories - 3.07%
304	AVX, Corp.	4,402
862	Kemet Corp. *	6,094
		10,496
Electronic Connectors - 3.03%
359	Tyco International Ltd.	10,361

Fabricated Rubber Products - 2.40%
1,710	Omnova Solutions, Inc. *	8,208

Fire, Marine & Casualty Insurance - 12.47%
190	Arch Capital Group Ltd. *	10,403
11	Berkshire Hathaway Class B *	32,290
		42,693
Household Furniture - 1.46%
368	La-Z-Boy, Inc.	4,990

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.55%
761	Credence Systems Corp. *	5,296

Machine Tools, Metal Cutting Types - 1.94%
500	Thermadyne Holdings Corp. *	6,650

Miscellaneous Business Credit Institution - 1.82%
222	PHH Corp. *	6,221

Motor Vehicle Parts & Accessories - 6.09%
201	Harley Davidson, Inc.	10,349
472	Superior Industries International, Inc.	10,507
		20,856
Optical Instruments & Lenses - 7.24%
9,083	Meade Instruments Corp. *	24,797

Patent Owners and Lessors - 0.65%
141	4 Kids Entertainment, Inc. *	2,212

*Non-income producing securities during the period
The accompanying notes are an integral part of these financial statements.

Frank Value Fund
Schedule of Investments
December 31, 2005 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 90.02%

Photographic Equipment & Supplies - 0.88%
2,520	Concord Camera Corp. *	2,999

Real Estate - 1.84%
183	MI Developments, Inc. (Canada)	6,292

Real Estate Investment Trusts - 4.65%
252	American Home Mortgage Investment Corp.	8,208
698	Highland Hospitality Corp.	7,713
		15,921
Retail-Apparel & Accessory Stores - 2.37%
570	Hot Topic, Inc. *	8,123

Retail-Catalog & Mail-Order Houses 2.57%
1,249	Alloy, Inc. *	3,609
624	dELiAs, Inc. *	5,179
		8,788
Retail-Eating & Drinking Places - 2.38%
1,260	Champps Entertainment, Inc. *	8,139

Retail-Variety Stores - 2.39%
781	99 Cents Only Stores *	8,169

Services-Business Services, NEC - 1.76%
205	Viad Corp.	6,013

Services-Engineering Services, NEC - 2.69%
174	Washington Group International, Inc. *	9,217

Services-Health Care Services - 0.72%
252	National Home Health Care Corp.	2,480

Security, Brokers Dealers and Flotation Companies - 2.20%
359	Waddell & Reed Financial, Inc.	7,528

Semiconductors and Related Devices - 3.30%
449	Freescale Semiconductor, Inc. *	11,310

Services-Business Services, NEC - 1.64%
729	Espeed, Inc. *	5,621

Telephone Communications (No Radiotelephone) - 1.97%
578	IDT Corp. *	6,763

*Non-income producing securities during the period
The accompanying notes are an integral part of these financial statements.

Frank Value Fund
Schedule of Investments
December 31, 2005 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 90.05%

Transportation Services (No Radiotelephone) - 6.22%
172	Interactive Corp. *	4,869
686	Expedia, Inc. *	16,436
		21,305
Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.78%
390	Adesa, Inc.	9,524

TOTAL FOR COMMON STOCKS (Cost $292,015) - 90.02%		$ 308,264

SHORT TERM INVESTMENTS - 6.80%
23,285	First American Treasury Obligations Fund Class A 3.27%** (Cost $23,285)	$ 23,285

TOTAL INVESTMENTS - 96.82%		331,549
(Identified Cost $315,300)

OTHER ASSETS LESS LIABILITIES, NET - 3.18%		10,892

NET ASSETS - 100.00%		$ 342,441
*Non-income producing securities during the period
** Variable rate security; The coupon rate shown represents the rate at December 31, 2005
The accompanying notes are an integral part of these financial statements.

Frank Value Fund
Statement of Assets and Liabilities
December 31, 2005 (Unaudited)

Assets:
Investments, at Value	$ 331,549
(Identified Cost $315,300)
Cash	11,100
Receivables:
Dividends and Interest	190
Total Assets	342,839
Liabilities:
Accrued Management Fees (Note 3)	398
Total Liabilities	398
Net Assets	$ 342,441

Net Assets Consist of:
Net Capital Paid on Shares of Capital Stock	316,128
Accumulated Net Investment Loss	(1,719)
Accumulated Realized Gain on Investments	11,783
Net Unrealized Appreciation in Value of Investments	16,249
Net Assets	$ 342,441

Shares Outstanding	30,850

Net Asset Value Per Share	$ 11.10

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statement of Operations
For the six months ended December 31, 2005 (Unaudited)

Investment Income:
Dividends (net of foreign taxes $8 withheld)	$ 1,234
Interest	250
Total Investment Income	1,484
Expenses:
Advisory fees (Note 3)	2,226
Total Expenses	2,226

Net Investment Loss	(742)
Realized and Unrealized Gain from Investments:
Realized Gain from Investments	16,244
Net Increase in Unrealized Appreciation on Investments:	598
Net Realized and Unrealized Gain from Investments	16,842

Net Increase in Net Assets Resulting from Operations	$ 16,100

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Period
	Ended	Ended
	12/31/2005	6/30/2005 *
Increase (decrease) in net assets from Operations:
Net investment loss	$ (742)	$(977)
Net realized gain from investments	16,244	4,057
Unrealized appreciation on investments	598	15,651
Net increase in net assets resulting from operations	16,100	18,731

Distributions to Shareholders	(8,518)	-
	-	-
Capital Share Transactions (Note 5)	64,137	151,991

Total increase	71,719	170,722

Net Assets:
Beginning of period	270,722	100,000

End of period	$ 342,441	$ 270,722

* For the Period July 21, 2004 (commencement of investment operations) through June 30, 2005

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the
	Six Months	Period
	Ended	Ended *
	12/31/2005	6/30/2005
Net Asset Value, at Beginning of Period	$ 10.76	$ 10.00
Income From Investment Operations:
Net Investment Loss (a)	(0.03)	(0.05)
Net Gains on Investments
(Realized and Unrealized)	0.65	0.81
Total from Investment Operations	0.62	0.76

Less Distributions	(0.28)	-

Net Asset Value, End of Period	$ 11.10	$ 10.76

Total Return (b) **	5.82%	7.60%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 342	$ 271
Ratio of Expenses to Average Net Assets ***	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets ***	(0.50)%	(0.49)%
Portfolio Turnover Rate	23.09%	18.20%

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Total Returns includes reinvestment of dividends.
* For the Period July 21, 2004 (commencement of investment operations) through June 30, 2005
** Not Annualized
*** Annualized

The accompanying notes are an integral part of the financial statements.

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 (UNAUDITED)

Note 1. Organization

Frank Value Fund (the “Fund”), is a non-diversified series of the Frank Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there is only one series authorized by the Trust.  Frank Capital Partners LLC is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s principal investment strategy is value investing.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Financial Futures Contracts:  The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

 Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 2. Summary of Significant Accounting Policies (continued)

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund. For the six months ended December 31, 2005, the Adviser earned a fee of $2,226 from the Fund. As of December 31, 2005 the Fund owed the Adviser $398.

Note 4. Related Party Transactions

Alfred C. Frank and Brian J. Frank are the control persons of the Adviser. Alfred Frank also serves as a trustee and officer of the Trust. Brian Frank also serves as an officer of the Trust. Both Alfred Frank and Brian Frank receive benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in was $316,128.  Transactions in capital were as follows:

July 1, 2005 through December 31, 2005

	Shares	Amount
Shares sold	4,926	$55,619
Shares reinvested	771	8,518
Shares redeemed	-	-
	5,697	$64,137

Note 6. Investment Transactions

For the six months ended December 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $109,734 and $61,948 respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2005 was $315,300, including short-term investments.

At December 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$36,708	($20,459)	$16,249

As of December 31, 2005 the components of distributable earnings on a tax basis were as follows:

Undistributed short-term capital gain	$11,783
Unrealized appreciation	16,249

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, the Frank family owned over 49% of the Fund.

FRANK VALUE FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Frank Value Fund, you incur one type of ongoing cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, July 1, 2005 through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2005	December 31, 2005	July 1, 2005 to December 31, 2005

Actual	$1,000.00	$1,058.20	$7.78
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK VALUE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 217-5426 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (888) 217-5426.

Board of Trustees

Alfred C. Frank

Matthew D. L. Deutsch

Jason W. Frey

Jenny Roberts

Investment Adviser

Frank Capital Partners LLC

6 Stacy Court

Parsippany, NJ 07054

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Frank Value Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 26, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

     Alfred C. Frank

     President

Date: March 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

      Alfred C. Frank

      President

Date March 3, 2006

By /s/Brian J. Frank

      Brian J. Frank

      Treasurer

Date March 3, 2006